June 1, 2007


VIA EDGAR

Mr. Jeff Foor
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:  SunAmerica Series Trust (the "Registrant")
             Registration File Nos. 33-52742 and 811-07238
             CIK No. 0000892538

             Balanced Portfolio
             Cash Management Portfolio
             Global Equities Portfolio

Dear Mr. Foor:

         As counsel to the Registrant, I am transmitting for filing the definitive information statement ("Information Statement") for the Registrant under Section 14 of the Securities Act of 1934, as amended, concurrently with this letter.

         The Registrant acknowledges that: (a) it is responsible for the adequacy and accuracy of the disclosure in the Information Statement; (b) the Commission's comments and changes to the disclosure in the Information Statement made in response to the Commission's comments do not foreclose the Commission from taking any action with respect to the Information Statement; and (c) it may not assert the Commission's comments or responses to the Commission's comments as a defense in any proceeding initiated by the Commission or any person pursuant to U.S. federal securities laws.

         Please call me at (713) 831-3299 with any comments or questions.

Very truly yours,

/s/ MARK MATTHES

Mark Matthes